Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Advances to suppliers	$—	$2,486
Prepaid insurance	1,227	1,343
Other prepaid expenses	3,550	3,307

Total prepaid expenses and other current assets	$4,777	$7,136

Prepaid expenses and other current assets as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Advances to suppliers	$2,486	$1,834
Prepaid insurance	1,343	1,543
Other prepaid expenses	3,307	1,383

Total prepaid expenses and other current assets	$7,136	$4,760

Summary of Property and Equipment, Net
Property and equipment, net as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Furniture and fixtures	$1,264	$321
Computers and network equipment	—	251
Lab equipment	—	12,521
Leasehold improvements	12,108	304
Construction-in-progress	—	12,440

Total property and equipment	13,372	25,837
Less: accumulated depreciation	(838)	(3,207)

Total property and equipment, net	12,534	22,630

Property and equipment, net as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Furniture and fixtures	$321	$3
Computers and network equipment	251	108
Lab equipment	12,521	6,680
Leasehold improvements	304	94
Construction-in-progress	12,440	477
Total property and equipment	25,837	7,362
Less: accumulated depreciation	(3,207)	(855)

Total property and equipment, net	$22,630	$6,507

Schedule of Accrued Expenses
Accrued expenses and other current liabilities as of September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023	December 31, 2022
Professional fees	$178	$367
Early exercise liability	34	150
Other accrued expenses	221	1,354
Accrued employee termination benefits	2,983	—

Total accrued expenses and other current liabilities	$3,416	$1,871

Accrued expenses as of December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Professional fees	$367	$186
Early exercise liability	150	337
Other accrued expenses	1,354	363

Total accrued expenses and other current liabilities	$1,871	$886